Related Party Transactions - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2013 Telstra International HK Limited [Member] CNY	Dec. 31, 2014 Beijing Australian Telecommunications Technical Consulting Limited [Member] USD ($)	Dec. 31, 2014 Beijing Australian Telecommunications Technical Consulting Limited [Member] CNY	Dec. 31, 2013 Beijing Australian Telecommunications Technical Consulting Limited [Member] CNY	Dec. 31, 2014 Telstra International Limited [Member] USD ($)	Dec. 31, 2014 Telstra International Limited [Member] CNY	Dec. 31, 2013 Telstra International Limited [Member] CNY	Dec. 31, 2013 Autohome Media Limited [Member] CNY	Oct. 31, 2013 Autohome Media Limited [Member]
Related Party Transaction [Line Items]
Network maintenance services				128				$ 62	384	255
Acquisition date											2013-10
The percentage of Autohome Media owned by the spouse of one of the Group's directors, prior to the acquisition												50.00%
Related party payables outstanding	5	33	567		0	0	149	5	33	418	0
Executive services on a part-time basis					$ 35	218	149	$ 43	266	418